Share Capital & Share Premium (Details) - Schedule of share capital share premium - Previously stated [member]	12 Months Ended
Dec. 31, 2019 USD ($) shares
Share Capital & Share Premium (Details) - Schedule of share capital share premium [Line Items]
Ordinary shares | shares	450,000,000
Ordinary shares, amount | $	$ 450,000,000
Changes in share capital due to business combination (Note 31), shares | shares	80,000,000
Changes in share capital due to business combination (Note 31), amount | $	$ 8,000
Cash election, shares | shares	(1,281,695)
Cash election, amount | $	$ (128)
Changes in share capital due to reverse acquisition transaction, shares | shares	9,316,948
Changes in share capital due to reverse acquisition transaction, amount | $	$ 932
As at December 31, 2019 | shares	88,035,253
As at December 31, 2019 | $	$ 8,804